UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	3/31/2006

Item 1 – Reports to Stockholders

Jennison Small Company Fund, Inc.

MARCH 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Small-capitalization stock

OBJECTIVE

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

May 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Small Company Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Small Company Fund, Inc.

Jennison Small Company Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Small Company Fund, Inc. (the Fund) is capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	16.68%	31.50%	109.48%	185.35%	569.73%
Class B	16.22	30.43	101.89	164.92	1,394.90
Class C	16.22	30.43	101.89	164.92	244.32
Class R	16.53	31.13	N/A	N/A	54.19
Class Z	16.85	31.76	112.08	192.74	198.30
Russell 2000® Index[3]	15.23	25.85	80.93	162.92	***
Russell 2500™ Index[4]	13.15	24.05	88.42	212.69	****
S&P SmallCap 600 Index[5]	13.27	24.07	101.34	236.25	*****
Lipper Small-Cap Core Funds Avg.[6]	13.44	23.41	89.85	223.33	******

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		24.27%	14.63%	10.43%	12.07%
Class B		25.43	14.97	10.23	11.25
Class C		29.43	15.09	10.23	11.18
Class R		31.13	N/A	N/A	25.72
Class Z		31.76	16.23	11.34	11.45
Russell 2000 Index[3]		25.85	12.59	10.15	***
Russell 2500 Index[4]		24.05	13.51	12.08	****
S&P SmallCap 600 Index[5]		24.07	15.02	12.89	*****
Lipper Small-Cap Core Funds Avg.[6]		23.41	13.33	11.60	******

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 11/13/80; Class C, 8/1/94; Class R, 5/10/04; and Class Z, 3/1/96.

3The Russell 2000 Index is an unmanaged, capital-weighted index of the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations.

4The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

5The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors.

6The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index.

Investors cannot invest directly in an index. The returns for the Russell 2000 Index, Russell 2500 Index, and the S&P SmallCap 600 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Russell 2000 Index Closest Month-End to Inception cumulative total returns are 532.09% for Class A, 1,574.26% for Class B, 266.57% for Class C, 39.78% for Class R, and 168.27% for Class Z. Russell 2000 Index Closest Month-End to Inception average annual total returns are 12.08% for Class A, 11.73% for Class B, 11.78% for Class C, 19.09% for Class R, and 10.28% for Class Z. As of May 25, 2005, the Fund no longer used the Russell 2000 Index.

****Russell 2500 Index Closest Month-End to Inception cumulative total returns are 696.23% for Class A, 2,403.03% for Class B, 345.36% for Class C, 41.01% for Class R, and 219.06% for Class Z. Russell 2500 Index Closest Month-End to Inception average annual total returns are 13.69% for Class A, 13.51% for Class B, 13.66% for Class C, 19.64% for Class R, and 12.19% for Class Z. As of May 25, 2005, the Fund used the Russell 2500 Index as a benchmark.

*****S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are 689.50% for Class A, 378.80% for Class C, 45.11% for Class R, and 243.46% for Class Z. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns are 13.63% for Class A, 14.37% for Class C, 21.44% for Class R, and 13.02% for Class Z. Class B returns for this index are not available.

******Lipper Average Closest Month-End to Inception cumulative total returns are 643.10% for Class A, 1,592.01% for Class B, 334.75% for Class C, 38.95% for Class R, and 232.84% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 12.55% for Class A, 10.00% for Class B, 12.65% for Class C, 18.64% for Class R, and 11.78% for Class Z.

Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/06
Equinix, Inc., Internet Software & Services	2.1%
Eaton Vance Corp., Capital Markets	2.1
Insight Enterprises, Inc., Electronic Equipment & Instruments	2.1
Heartland Express, Inc., Road & Rail	1.9
Education Management Corp., Diversified Consumer Services	1.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/06
Healthcare Providers & Services	7.9%
Machinery	5.5
Commercial Services & Supplies	5.3
Electronic Equipment & Investments	5.1
Healthcare Equipment & Supplies	4.6

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2005, at the beginning of the period, and held through the six-month period ended March 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison Small Company Fund, Inc.	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,166.80	1.17%	$6.32
	Hypothetical	$1,000.00	$1,019.10	1.17%	$5.89

Class B	Actual	$1,000.00	$1,162.20	1.92%	$10.35
	Hypothetical	$1,000.00	$1,015.36	1.92%	$9.65

Class C	Actual	$1,000.00	$1,162.20	1.92%	$10.35
	Hypothetical	$1,000.00	$1,015.36	1.92%	$9.65

Class R	Actual	$1,000.00	$1,165.30	1.42%	$7.67
	Hypothetical	$1,000.00	$1,017.85	1.42%	$7.14

Class Z	Actual	$1,000.00	$1,168.50	0.92%	$4.97
	Hypothetical	$1,000.00	$1,020.34	0.92%	$4.63

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of March 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS

Biotechnology 1.7%
252,100	CV Therapeutics, Inc.(a)(b)	$5,566,368
217,700	ImClone Systems, Inc.(a)(b)	7,406,154

		12,972,522

Capital Markets 2.1%
572,900	Eaton Vance Corp.(b)	15,686,002

Chemicals 1.1%
89,600	Airgas, Inc.	3,502,464
142,700	Cabot Corp.	4,850,373

		8,352,837

Commercial Banks 3.5%
104,300	BOK Financial Corp.	4,959,465
97,800	Boston Private Financial Holdings, Inc.(b)	3,304,662
196,000	Placer Sierra Bancshares	5,595,800
658,900	UCBH Holdings, Inc.	12,466,388

		26,326,315

Commercial Services & Supplies 5.3%
224,500	FTI Consulting, Inc.(a)(b)	6,404,985
165,450	Iron Mountain, Inc.(a)(b)	6,740,433
85,400	Mobile Mini, Inc.(a)	2,640,568
111,000	Stericycle, Inc.(a)	7,505,820
184,100	Waste Connections, Inc.(a)(b)	7,329,021
196,700	West Corp.(a)	8,784,622

		39,405,449

Communications Equipment 2.6%
185,500	ADTRAN, Inc.	4,856,390
169,400	Avocent Corp.(a)	5,376,756
189,000	Polycom, Inc.(a)	4,097,520
374,000	Tekelec, Inc.(a)(b)	5,172,420

		19,503,086
Computers & Peripherals 1.6%
366,700	Advanced Digital Information Corp.(a)	3,219,626
127,200	Avid Technology, Inc.(a)	5,528,112
235,500	On Track Innovations Ltd.(a)(b)	2,955,525

		11,703,263

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	7

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Construction & Engineering 0.5%
155,200	Williams Scotsman International, Inc.(a)	$3,887,760

Consumer Finance 1.2%
198,300	Alliance Data Systems Corp.(a)(b)	9,274,491

Diversified Consumer Services 3.9%
165,000	Bright Horizons Family Solutions, Inc.(a)	6,390,450
140,600	DeVry, Inc.(a)(b)	3,201,462
309,700	Education Management Corp.(a)	12,883,520
194,600	School Specialty, Inc.(a)	6,713,700

		29,189,132

Diversified Telecommunication Services 3.1%
471,010	Broadwing Corp.(a)(b)	6,942,687
206,300	Consolidated Communications Holdings, Inc.	3,356,501
285,500	Fairpoint Communications, Inc.	3,945,610
370,500	Iowa Telecommunications Services, Inc.	7,069,140
117,400	Time Warner Telecom (Class A)(a)(b)	2,107,330

		23,421,268

Electric Utilities 0.7%
266,600	EL Paso Electric Co.(a)	5,076,064

Electrical Equipment 0.9%
401,700	GrafTech International Ltd.(a)	2,450,370
81,700	Rogers Corp.(a)	4,451,016

		6,901,386

Electronic Equipment & Instruments 5.1%
118,100	Benchmark Electronics, Inc.(a)(b)	4,529,135
377,900	Ingram Micro, Inc.(Class A)(a)	7,558,000
698,800	Insight Enterprises, Inc.(a)	15,380,588
287,000	Tektronix, Inc.	10,248,770

		37,716,493

Energy Equipment & Services 2.7%
305,700	Pride International, Inc.(a)(b)	9,531,726
201,600	Universal Compression Holdings, Inc.(a)	10,215,072

		19,746,798

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Food & Staples Retailing 1.9%
341,000	Performance Food Group Co.(a)(b)	$10,635,790
94,800	United Natural Foods, Inc.(a)(b)	3,315,156

		13,950,946

Gas Utilities 0.7%
135,900	AGL Resources, Inc.	4,899,195

Health Care Equipment & Supplies 4.6%
120,400	Integra LifeSciences Holdings Corp.(a)(b)	4,933,992
122,800	Mentor Corp.	5,564,068
210,600	Resmed Inc.(a)	9,262,188
180,700	Sybron Dental Specialties, Inc.(a)	7,452,068
344,700	Symmetry Medical, Inc.(a)	7,311,087

		34,523,403

Health Care Providers & Services 7.9%
257,600	Centene Corp.(a)	7,514,192
92,000	Cerner Corp.(a)(b)	4,365,400
119,000	Covance, Inc.(a)(b)	6,991,250
60,100	DaVita, Inc.(a)	3,618,621
99,700	Henry Schein, Inc.(a)(b)	4,771,642
269,700	Odyssey Healthcare, Inc.(a)	4,641,537
390,300	PSS World Medical, Inc.(a)(b)	7,528,887
176,500	Sierra Health Services, Inc.(a)(b)	7,183,550
298,100	Symbion, Inc.(a)	6,751,965
108,800	Wellcare Health Plans, Inc.(a)	4,943,872

		58,310,916

Hotels, Restaurants & Leisure 1.2%
99,300	GTECH Holdings Corp.	3,381,165
164,200	Rare Hospitality International, Inc.(a)	5,719,086

		9,100,251

Insurance 3.1%
254,200	Aspen Insurance Holdings Ltd.	6,268,572
221,300	Axis Capital Holdings Ltd.	6,616,870
334,900	Montpelier Re Holdings Ltd.	5,458,870
90,000	StanCorp Financial Group, Inc.	4,869,900

		23,214,212

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	9

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Internet & Catalog Retail 1.4%
621,500	GSI Commerce, Inc.(a)(b)	$10,565,500

Internet Software & Services 4.3%
176,000	Digital River, Inc.(a)	7,675,360
525,800	Digitas, Inc.(a)	7,571,520
246,900	Equinix, Inc.(a)(b)	15,855,918
28,100	Jupitermedia Corp.(a)	505,238

		31,608,036

IT Services 1.6%
87,100	Global Payments, Inc.	4,617,171
633,800	Lionbridge Technologies, Inc.(a)	5,013,358
70,600	Wright Express Corp.(a)	1,980,330

		11,610,859

Leisure Equipment & Products 1.2%
183,300	SCP Pool Corp.	8,598,603

Machinery 5.5%
89,900	Actuant Corp. (Class A)(b)	5,503,678
198,000	Graco, Inc.	8,995,140
217,000	IDEX Corp.	11,320,890
188,800	Kaydon Corp.	7,619,968
173,300	Pentair, Inc.(b)	7,061,975

		40,501,651

Marine 0.4%
70,000	American Commercial Lines, Inc.(a)	3,304,000

Media 2.1%
424,000	Entravision Communications Corp. (Class A)(a)	3,883,840
343,500	Harris Interactive, Inc.(a)	1,930,470
427,100	Radio One, Inc. (Class D)(a)	3,186,166
341,500	Regal Entertainment Group (Class A)(b)	6,423,615

		15,424,091

Metals & Mining 4.0%
239,100	Alpha Natural Resources, Inc.(a)	5,532,774
210,400	Century Aluminum Co.(a)(b)	8,931,480
259,800	Glamis Gold Ltd.(a)	8,490,264
582,700	Kinross Gold Corp.(a)	6,368,911

		29,323,429

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Oil, Gas & Consumable Fuels 4.6%
378,500	Denbury Resources, Inc.(a)	$11,987,095
317,150	Range Resources Corp.	8,661,367
396,900	Warren Resources, Inc.(a)	5,913,810
337,100	Western Refining, Inc.	7,288,102

		33,850,374

Pharmaceuticals 1.5%
146,500	Kos Pharmaceuticals, Inc.(a)(b)	6,998,305
122,300	Medicis Pharmaceutical Corp. (Class A)	3,986,980

		10,985,285

Real Estate 2.2%
49,300	Jones Lang Lasalle, Inc.	3,773,422
221,700	Sunstone Hotel Investors, Inc.	6,422,649
166,200	Trammell Crow Co.(a)	5,926,692

		16,122,763

Road & Rail 1.9%
634,200	Heartland Express, Inc.	13,819,218

Semiconductors & Semiconductor Equipment 3.3%
710,400	Integrated Device Technology, Inc.(a)	10,556,544
311,400	Intersil Corp. (Class A)	9,005,688
191,200	Power Integrations, Inc.(a)(b)	4,737,936

		24,300,168

Software 1.5%
98,300	Citrix Systems, Inc.(a)(b)	3,725,570
448,700	Quest Software, Inc.(a)(b)	7,493,290

		11,218,860

Specialty Retail 0.9%
95,450	Advance Auto Parts, Inc.	3,974,538
176,600	Cost Plus, Inc.(a)(b)	3,019,860

		6,994,398

Textiles, Apparel & Luxury Goods 0.4%
240,300	Quiksilver, Inc.(a)	3,330,558

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	11

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Trading Companies & Distributors 1.7%
295,800	Interline Brands, Inc.(a)	$7,463,034
74,800	WESCO International, Inc.(a)(b)	5,087,148

		12,550,182

Water Utilities 0.7%
175,200	Aqua America, Inc.(b)	4,874,064

Wireless Telecommunication Services 2.2%
957,900	Dobson Communications Corp. (Class A)(a)(b)	7,682,358
358,500	SBA Communications Corp. (Class A)(a)	8,392,485

		16,074,843

	Total long-term investments (cost $563,494,766)	718,218,671

SHORT-TERM INVESTMENTS 28.9%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
214,033,086	(cost $214,033,086; includes $184,832,399 of cash collateral received for securities on loan) (Note 3)(c)(d)	214,033,086

	Total Investments 125.7% (cost $777,527,852; Note 5)	932,251,757
	Liabilities in excess of other assets (25.7%)	(190,483,875)

	Net Assets 100%	$741,767,882

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $178,504,902; cash collateral of $184,832,399 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 was as follows:

Affiliated Money Market Mutual Fund (including 24.9% of collateral received for securities on loan)	28.9%
Health Care Providers & Services	7.9
Machinery	5.5
Commercial Services & Supplies	5.3
Electronic Equipment & Instruments	5.1
Health Care Equipment & Supplies	4.6
Oil, Gas & Consumable Fuels	4.6
Internet Software & Services	4.3
Metals & Mining	4.0
Diversified Consumer Services	3.9
Commercial Banks	3.5
Semiconductors & Semiconductor Equipment	3.3
Diversified Telecommunication Services	3.1
Insurance	3.1
Energy Equipment & Services	2.7
Communications Equipment	2.6
Real Estate	2.2
Wireless Telecommunication Services	2.2
Capital Markets	2.1
Media	2.1
Food & Staples Retailing	1.9
Road & Rail	1.9
Biotechnology	1.7
Trading Companies & Distributors	1.7
Computers & Peripherals	1.6
IT Services	1.6
Pharmaceuticals	1.5
Software	1.5
Internet & Catalog Retail	1.4
Consumer Finance	1.2
Hotels, Restaurants & Leisure	1.2
Leisure Equipment & Products	1.2
Chemicals	1.1
Electrical Equipment	0.9
Specialty Retail	0.9
Electric Utilities	0.7
Gas Utilities	0.7
Water Utilities	0.7
Construction & Engineering	0.5
Marine	0.4
Textiles, Apparel & Luxury Goods	0.4

125.7
Liabilities in excess of other assets	(25.7)

100.0%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	13

Statement of Assets and Liabilities

as of March 31, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $178,504,902:
Unaffiliated investments (cost $563,494,766)	$718,218,671
Affiliated investments (cost $214,033,086)	214,033,086
Receivable for investments sold	7,269,294
Receivable for Fund shares sold	5,284,219
Dividends receivable	512,810
Receivable for securities lending, net	64,123
Prepaid expenses	3,558

Total assets	945,385,761

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	184,832,399
Payable for investments purchased	15,900,363
Payable for Fund shares reacquired	1,748,126
Management fee payable	414,857
Accrued expenses	230,956
Distribution fee payable	204,413
Payable to custodian	201,980
Transfer agent fee payable	82,572
Deferred directors’ fees	2,213

Total liabilities	203,617,879

Net Assets	$741,767,882

Net assets were comprised of:
Common stock, at par	$367,141
Paid-in capital in excess of par	555,545,874

555,913,015
Accumulated net investment loss	(850,105)
Accumulated net realized gain on investments	31,981,067
Net unrealized appreciation on investments	154,723,905

Net assets, March 31, 2006	$741,767,882

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share
($566,817,000 ÷ 27,201,955 shares of common stock issued and outstanding)	$20.84
Maximum sales charge (5.5% of offering price)	1.21

Maximum offering price to public	$22.05

Class B
Net asset value, offering price and redemption price per share
($67,422,979 ÷ 3,967,319 shares of common stock issued and outstanding)	$16.99

Class C
Net asset value, offering price and redemption price per share
($45,247,098 ÷ 2,662,302 shares of common stock issued and outstanding)	$17.00

Class R
Net asset value, offering price and redemption price per share
($502,837 ÷ 24,183 shares of common stock issued and outstanding)	$20.79

Class Z
Net asset value, offering price and redemption price per share
($61,777,968 ÷ 2,858,332 shares of common stock issued and outstanding)	$21.61

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	15

Statement of Operations

Six Months Ended March 31, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income	$2,186,197
Affiliated dividend income	480,340
Affiliated income from securities loaned, net	329,862

Total income	2,996,399

Expenses
Management fee	2,113,516
Distribution fee—Class A	579,879
Distribution fee—Class B	332,459
Distribution fee—Class C	140,521
Distribution fee—Class R	480
Transfer agent’s fee and expenses (including affiliated expense of $397,500)	406,000
Reports to shareholders	82,000
Custodian’s fees and expenses	75,000
Legal fees and expenses	35,000
Registration fees	32,000
Insurance	14,000
Directors’ fees	9,000
Audit fee	8,000
Miscellaneous	16,436

Total expenses	3,844,291

Net investment loss	(847,892)

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	42,961,754
Net change in unrealized appreciation on investments	56,472,775

Net gain on investments	99,434,529

Net Increase In Net Assets Resulting From Operations	$98,586,637

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2006	Year Ended September 30, 2005
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(847,892)	$(1,144,732)
Net realized gain on investment and foreign currency transactions	42,961,754	73,274,421
Net change in unrealized appreciation on investments	56,472,775	37,215,800

Net increase in net assets resulting from operations	98,586,637	109,345,489

Distributions from net realized gains (Note 1)
Class A	(56,013,612)	(39,802,799)
Class B	(10,845,594)	(13,584,425)
Class C	(3,756,566)	(2,568,892)
Class R	(12,133)	(332)
Class Z	(5,231,019)	(6,809,612)

	(75,858,924)	(62,766,060)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	166,128,792	92,891,234
Net asset value of shares issued in reinvestment of distributions	71,714,418	61,236,300
Cost of shares reacquired	(65,813,740)	(134,369,371)

Net increase in net assets from Fund share transactions	172,029,470	19,758,163

Total increase	194,757,183	66,337,592

Net Assets
Beginning of period	547,010,699	480,673,107

End of period	$741,767,882	$547,010,699

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Small Company Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth by investing in a carefully selected portfolio of common stocks. Investment income is of incidental importance, and the Fund may invest in securities which do not produce any income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2006, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Jennison Small Company Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees; for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment

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companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70 of 1% of the average daily net assets of the Fund up to $1 billion and .65 of 1% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .70 of 1% for the six months ended March 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares, pursuant to plans of distribution, (the ‘Class A, B, C, and R Plans’), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .50% of 1% of the Class A and Class R Shares, respectively.

Jennison Small Company Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Fund that it received approximately $526,000 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2006. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2006, it received approximately $33,800 and $1,600 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 1, 2005 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2006, the Fund

22	Visit our website at www.jennisondryden.com

incurred approximately $79,500 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended March 31, 2006, Prudential Equity Group, LLC, a wholly-owned subsidiary of Prudential, earned approximately $10,000 in broker commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2006, PIM has been compensated approximately $141,000 for these services.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2006 were $311,260,098 and $212,933,806, respectively.

As of March 31, 2006, the Fund had securities on loan with an aggregate market value of $178,504,902. The Fund received $184,832,399 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$780,022,687	$167,196,344	$14,967,274	$152,229,070

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales.

Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within twelve months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1.25 billion shares of common stock authorized $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock. Class A, Class B, Class C, Class R and Class Z shares each consist of 250 million authorized shares. As of March 31, 2006, Prudential owned 138 Class R shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2006:
Shares sold	5,875,554	$114,260,570
Shares issued in reinvestment of distributions	2,865,754	53,016,458
Shares reacquired	(2,499,432)	(48,936,103)

Net increase (decrease) in shares outstanding before conversion	6,241,876	118,340,925
Shares issued upon conversion from Class B	630,149	12,007,283

Net increase (decrease) in shares outstanding	6,872,025	$130,348,208

Year ended September 30, 2005:
Shares sold	3,295,347	$62,550,284
Shares issued in reinvestment of distributions	2,211,433	38,854,871
Shares reacquired	(3,848,534)	(72,269,959)

Net increase (decrease) in shares outstanding before conversion	1,658,246	29,135,196
Shares issued upon conversion from Class B	1,840,001	33,742,851

Net increase (decrease) in shares outstanding	3,498,247	$62,878,047

24	Visit our website at www.jennisondryden.com

Class B	Shares	Amount
Six months ended March 31, 2006:
Shares sold	390,519	$6,297,069
Shares issued in reinvestment of distributions	687,773	10,406,012
Shares reacquired	(322,403)	(5,165,104)

Net increase (decrease) in shares outstanding before conversion	755,889	11,537,977
Shares reacquired upon conversion into Class A	(771,721)	(12,007,283)

Net increase (decrease) in shares outstanding	(15,832)	$(469,306)

Year ended September 30, 2005:
Shares sold	486,908	$7,708,152
Shares issued in reinvestment of distributions	879,209	13,082,635
Shares reacquired	(955,404)	(15,061,078)

Net increase (decrease) in shares outstanding before conversion	410,713	5,729,709
Shares reacquired upon conversion into Class A	(2,176,327)	(33,742,851)

Net increase (decrease) in shares outstanding	(1,765,614)	$(28,013,142)

Class C
Six months ended March 31, 2006:
Shares sold	1,493,369	$24,047,040
Shares issued in reinvestment of distributions	216,837	3,280,739
Shares reacquired	(305,621)	(4,912,082)

Net increase (decrease) in shares outstanding	1,404,585	$22,415,697

Year ended September 30, 2005:
Shares sold	486,187	$7,803,184
Shares issued in reinvestment of distributions	168,434	2,506,301
Shares reacquired	(465,951)	(7,346,692)

Net increase (decrease) in shares outstanding	188,670	$2,962,793

Class R
Six months ended March 31, 2006:
Shares sold	22,456	$438,196
Shares issued in reinvestment of distributions	636	11,756
Shares reacquired	(641)	(12,084)

Net increase (decrease) in shares outstanding	22,451	$437,868

Year ended September 30, 2005:
Shares sold	1,842	$34,551
Shares reacquired	(248)	(4,769)

Net increase (decrease) in shares outstanding	1,594	$29,782

Jennison Small Company Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended March 31, 2006:
Shares sold	1,032,797	$21,085,917
Shares issued in reinvestment of distributions	260,796	4,999,453
Shares reacquired	(334,575)	(6,788,367)

Net increase (decrease) in shares outstanding	959,018	$19,297,003

Year ended September 30, 2005:
Shares sold	767,188	$14,795,063
Shares issued in reinvestment of distributions	375,691	6,792,493
Shares reacquired	(2,123,636)	(39,686,873)

Net increase (decrease) in shares outstanding	(980,757)	$(18,099,317)

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Financial Highlights

(Unaudited)

MARCH 31, 2006	SEMIANNUAL REPORT

Jennison Small Company Fund, Inc.

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended March 31,2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.48

Income (loss) from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.10

Total from investment operations	3.08

Less Distributions
Distributions from net realized gains	(2.72)

Net asset value, end of period	$20.84

Total Return(b):	16.68%
Ratios/Supplemental Data:
Net assets, end of period (000)	$566,817
Average net assets (000)	$465,178
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.17	%(d)
Expenses, excluding distribution and service (12b-1) fees	.92	%(d)
Net investment loss	(.18	)%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	36	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2005	2004(a)	2003	2002	2001(a)

$18.71	$15.72	$11.41	$12.84	$14.52

(.02)	(.10)	(.08)	(.08)	(.06)
4.19	3.09	4.39	(1.35)	(1.62)

4.17	2.99	4.31	(1.43)	(1.68)

(2.40)	—	—	—	—

$20.48	$18.71	$15.72	$11.41	$12.84

24.46%	19.02%	37.77%	(11.14)%	(11.57)%

$416,456	$314,904	$281,920	$216,956	$259,762
$358,647	$308,040	$240,794	$286,120	$286,251

1.23%	1.23%	1.32%	1.22%	1.13%
.98%	.98%	1.07%	.97%	1.06%
(.10)%	(.53)%	(.60)%	(.53)%	(.45)%

78%	71%	51%	72%	83%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.25

Income (loss) from investment operations
Net investment loss	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.53

Total from investment operations	2.46

Less Distributions
Distributions from net realized gains	(2.72)

Net asset value, end of period	$16.99

Total Return(b):	16.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$67,423
Average net assets (000)	$66,675
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.92	%(c)
Expenses, excluding distribution and service (12b-1) fees	.92	%(c)
Net investment loss	(.96	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2005	2004(a)	2003	2002	2001(a)

$16.21	$13.72	$10.03	$11.38	$12.97

(.17)	(.20)	(.17)	(.18)	(.15)
3.61	2.69	3.86	(1.17)	(1.44)

3.44	2.49	3.69	(1.35)	(1.59)

(2.40)	—	—	—	—

$17.25	$16.21	$13.72	$10.03	$11.38

23.57%	18.15%	36.79%	(11.86)%	(12.26)%

$68,701	$93,190	$103,475	$100,894	$132,990
$80,151	$107,565	$96,667	$143,748	$167,639

1.98%	1.98%	2.07%	1.97%	2.06%
.98%	.98%	1.07%	.97%	1.06%
(.83)%	(1.30)%	(1.35)%	(1.28)%	(1.21)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.25

Income (loss) from investment operations
Net investment loss	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.54

Total from investment operations	2.47

Less Distributions
Distributions from net realized gains	(2.72)

Net asset value, end of period	$17.00

Total Return(b):	16.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$45,247
Average net assets (000)	$28,181
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.92	%(c)
Expenses, excluding distribution and service (12b-1) fees	.92	%(c)
Net investment loss	(.89	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2005	2004(a)	2003	2002	2001(a)

$16.21	$13.72	$10.03	$11.38	$12.97

(.17)	(.20)	(.17)	(.18)	(.15)
3.61	2.69	3.86	(1.17)	(1.44)

3.44	2.49	3.69	(1.35)	(1.59)

(2.40)	—	—	—	—

$17.25	$16.21	$13.72	$10.03	$11.38

23.57%	18.15%	36.79%	(11.86)%	(12.26)%

$21,692	$17,330	$17,612	$14,989	$18,847
$18,627	$18,052	$15,375	$20,812	$19,433

1.98%	1.98%	2.07%	1.97%	2.06%
.98%	.98%	1.07%	.97%	1.06%
(.99)%	(1.29)%	(1.34)%	(1.28)%	(1.21)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended March 31, 2006(b)		Year Ended September 30, 2005	May 10, 2004(a) Through September 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.47		$18.72	$17.58

Income (loss) from investment operations
Net investment loss	(.03)		(.02)	(.07)
Net realized and unrealized gain on investment and foreign currency transactions	3.07		4.17	1.21

Total from investment operations	3.04		4.15	1.14

Less Distributions
Distributions from net realized gains	(2.72)		(2.40)	—

Net asset value, end of period	$20.79		$20.47	$18.72

Total Return(c):	16.53%		24.27%	6.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$503		$35	$2,590	(d)
Average net assets (000)	$193		$12	$647	(d)
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.42	%(f)	1.48%	1.48	%(f)
Expenses, excluding distribution and service (12b-1) fees	.92	%(f)	.98%	.98	%(f)
Net investment loss	(.29	)%(f)	(.36)%	(.49	)%(f)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Amount is actual and not rounded.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.13

Income (loss) from investment operations
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.19

Total from investment operations	3.20

Less Distributions
Distributions from net realized gains	(2.72)

Net asset value, end of period	$21.61

Total Return(b):	16.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$61,778
Average net assets (000)	$45,295
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.92	%(c)
Expenses, excluding distribution and service (12b-1) fees	.92	%(c)
Net investment income (loss)	.08	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2005	2004(a)	2003	2002	2001(a)

$19.18	$16.07	$11.64	$13.07	$14.74

.04	(.05)	(.05)	(.04)	(.03)
4.31	3.16	4.48	(1.39)	(1.64)

4.35	3.11	4.43	(1.43)	(1.67)

(2.40)	—	—	—	—

$21.13	$19.18	$16.07	$11.64	$13.07

24.72%	19.35%	38.06%	(10.94)%	(11.33)%

$40,126	$55,246	$83,754	$67,858	$81,911
$46,314	$66,315	$73,512	$91,573	$99,657

.98%	.98%	1.07%	.97%	1.06%
.98%	.98%	1.07%	.97%	1.06%
.15%	(.29)%	(.35)%	(.28)%	(.21)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Small Company Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Small Company Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PGOAX	CHNDX	PSCCX	PSCRX	PSCZX
CUSIP	47629P106	47629P205	47629P304	47629P502	47629P403

MF109E2    IFS-A118931    Ed. 05/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this

       Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

       applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

       applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.